Stockholders' Equity (Details 1)	3 Months Ended		12 Months Ended
	Sep. 30, 2015 $ / shares shares	Sep. 30, 2015 CAD / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares
Number of stock options outstanding
Beginning balance	3,595,000	3,595,000
Granted	825,000	825,000
Ending balance			3,595,000
Weighted average exercise price
Weighted average exercise price, Beginning balance | $ / shares	$ 0.94
Weighted average exercise price, Granted | (per share)	$ 0.37	CAD 0.50
Weighted average exercise price, Ending balance | $ / shares			$ 0.94
Stock options [Member]
Number of stock options outstanding
Beginning balance	3,595,000	3,595,000	3,187,214	1,140,000
Granted			600,000	2,100,000
Cancelled	(50,000)	(50,000)	(120,000)
Forfeited			(72,214)	(52,786)
Ending balance	3,545,000	3,545,000	3,595,000	3,187,214
Weighted average exercise price
Weighted average exercise price, Beginning balance | $ / shares	$ 0.94		$ 0.96	$ 0.78
Weighted average exercise price, Granted | $ / shares			0.88	1.06
Weighted average exercise price, Cancelled | $ / shares	1.05		1.05
Weighted average exercise price, Forfeited | $ / shares			0.53	0.87
Weighted average exercise price, Ending balance | $ / shares	$ 0.93		$ 0.94	$ 0.96